Taxation - Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 CNY (¥)		Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Income before income tax expense	¥ 2,177,158		$ 341,643		¥ 3,668,512		¥ 3,701,006
Income tax expense computed at PRC statutory tax rates (25%)	544,290		85,411		917,128		925,253
Non-deductible expenses	28,725		4,508		22,063		27,333
Research and development expenses super - deduction	(185,801)		(29,156)		(225,715)		(194,000)
Change in valuation allowances	50,473		7,920		(5,285)		16,420
Outside basis difference	(1,111)		(174)		142		(7,727)
Effect of international tax rate difference	37,940		5,954		8,682		(14,440)
Effect of preferential tax rate	(552,567)		(86,712)		(463,819)		(323,534)
Effect of withholding tax on dividend	164,946		25,884		76,610		71,056
Other adjustments	(52,889)	[1]	(8,299)	[1]	(68,861)	[1]	0
Income tax expense	¥ 34,006		$ 5,336		¥ 260,945		¥ 500,361

[1]	This amount represents tax savings relating to share-based compensation exercised in 2019 and 2020, which can be deducted when the Company did tax filing in 2020 and 2021 according to income tax guidance adopted.